13F-HR
<LIVE>
<RETURN-COPY>            EMAIL
<PERIOD>                 March 31, 2002
<FILER>
                   0001010450
                   $2kuhwz
</FILER>
<SROS>                   NONE
<DOCUMENT-COUNT>         1
<SUBMISSION-CONTACT>
                                     Sharon Morrow
  <PHONE>                (312) 368-1666
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>        khoward@kenwoodfund.com

                            13F-HR
                  Form 13F Holdings Report Initial Filing

                            UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Kenwood Group, Inc.
Address: 10 S. LaSalle
         Suite 3610
         Chicago, IL  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Vice President, Marketing/Client Services
Phone:

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     April 30, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     342757


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alliant Energy              COM                 18802108     12078   399660 SH       SOLE                   399660        0        0
American Power Conversion   COM                 29066107      7566   511900 SH       SOLE                   511900        0        0
AMR Corp                    COM                 1765106       5758   218040 SH       SOLE                   218040        0        0
Arden Realty                COM                 39793104      7713   271600 SH       SOLE                   271600        0        0
Avnet Inc                   COM                 53807103      9355   345700 SH       SOLE                   345700        0        0
Banknorth Group             COM                 06646R107    10730   407200 SH       SOLE                   407200        0        0
Barr Laboratories           COM                 68306109     11341   172300 SH       SOLE                   172300        0        0
Becton Dickinson            COM                 75887109     10460   277300 SH       SOLE                   277300        0        0
C R Bard                    COM                 67383109      5610    95000 SH       SOLE                    95000        0        0
Century Tele                COM                 156700106    11285   331900 SH       SOLE                   331900        0        0
Comerica                    COM                 200340107     5137    82100 SH       SOLE                    82100        0        0
CommScope                   COM                 203372107     5576   320466 SH       SOLE                   320466        0        0
Computer Science Corp       COM                 205363104     3593    70800 SH       SOLE                    70800        0        0
CSX Corp.                   COM                 126408103     5351   140400 SH       SOLE                   140400        0        0
Cypress Semiconductor       COM                 232806109     6387   277700 SH       SOLE                   277700        0        0
Diebold                     COM                 253651103     5431   133300 SH       SOLE                   133300        0        0
FedEx Corp                  COM                 31428X106     1506    25920 SH       SOLE                    25920        0        0
First Tennessee National    COM                 337162101     9281   264800 SH       SOLE                   264800        0        0
FleetBoston                 COM                 339030108     7159   204539 SH       SOLE                   204539        0        0
Fluor                       COM                 343412102     2937    72000 SH       SOLE                    72000        0        0
GATX Corp.                  COM                 361448103     4926   154900 SH       SOLE                   154900        0        0
Gemstar TV Guide Intl       COM                 36866W106     2205   149100 SH       SOLE                   149100        0        0
Harman Intl                 COM                 413086109     6835   138500 SH       SOLE                   138500        0        0
Health Net                  COM                 42222G108     9434   343800 SH       SOLE                   343800        0        0
Hilton Hotels               COM                 432848109     5335   373100 SH       SOLE                   373100        0        0
Jones Apparel Group         COM                 480074103     6144   175800 SH       SOLE                   175800        0        0
Knight Ridder               COM                 499040103     7638   111200 SH       SOLE                   111200        0        0
Limited The                 COM                 532716107     6022   336400 SH       SOLE                   336400        0        0
Manpower Inc                COM                 56418H100     8694   223600 SH       SOLE                   223600        0        0
Marshall & Ilsley           COM                 571834100     1450    23300 SH       SOLE                    23300        0        0
Mattel                      COM                 577081102     7486   359200 SH       SOLE                   359200        0        0
Nationwide Financial        COM                 638612101     8046   188000 SH       SOLE                   188000        0        0
Neiman Marcus Group         COM                 640204202     7362   213700 SH       SOLE                   213700        0        0
Occidental Pete             COM                 674599105     5280   181120 SH       SOLE                   181120        0        0
Pactiv Corp                 COM                 695257105     3007   150200 SH       SOLE                   150200        0        0
Peoples Energy              COM                 711030106     8593   218200 SH       SOLE                   218200        0        0
Perkin Elmer                COM                 74406A102     1974   106700 SH       SOLE                   106700        0        0
Pitney Bowes                COM                 724479100    11252   262900 SH       SOLE                   262900        0        0
Readers Digest              COM                 755267101     3247   144900 SH       SOLE                   144900        0        0
Rowan Companies             COM                 779382100     3117   135300 SH       SOLE                   135300        0        0
Smurfit Stone               COM                 832727101     8920   520400 SH       SOLE                   520400        0        0
Sovereign Bancorp           COM                 845905108     6868   488860 SH       SOLE                   488860        0        0
Staples Inc.                COM                 855030102     1205    60335 SH       SOLE                    60335        0        0
Stilwell Financial          COM                 860831106    10352   422700 SH       SOLE                   422700        0        0
Tellabs Inc                 COM                 879664100     7359   702900 SH       SOLE                   702900        0        0
The PMI Group               COM                 69344M101     3525    46525 SH       SOLE                    46525        0        0
Tyson Foods Inc             COM                 902494103     8388   672100 SH       SOLE                   672100        0        0
Unocal                      COM                 915289102     9101   233650 SH       SOLE                   233650        0        0
Valero Energy               COM                 91913Y100     3963    80034 SH       SOLE                    80034        0        0
Visteon                     COM                 92839U107     6696   404600 SH       SOLE                   404600        0        0
Wendys Intl                 COM                 950590109     3729   106600 SH       SOLE                   106600        0        0
Xcel Energy                 COM                 98389B100    10350   408300 SH       SOLE                   408300        0        0